UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	February 28, 2023

Investor Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

2	Fund Data

3	Schedules of Investments

12	Financial Statements

15	Financial Highlights

16	Notes to Financial Statements

22	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	14 - 40 days	31 days	44 days	$98.9 million
Invesco Premier U.S. Government Money[2]	6 - 31 days	23 days	106 days	182.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-45.14%(a)

Asset-Backed Securities - Consumer Receivables-2.43%

Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$50,000	$50,000,000

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750

				84,323,792

Asset-Backed Securities - Fully Supported-0.43%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292

				342,874,721

Diversified Banks-21.36%

Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021

Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000

Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067

DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528

DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222

Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479

Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333

Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000

Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000

Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000

Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229

				742,426,518

Diversified Capital Markets-3.32%

Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Capital Markets-(continued)

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$41,600	$41,420,773

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972

				115,553,634

Investment Banking & Brokerage-2.28%

Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611

CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166

				139,612,444

Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%

Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000

Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000

Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000

BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000

Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000

Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)

Credit Enhanced-2.82%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000

Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$3,900	$3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000

Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase Amount
Repurchase Agreements-21.19%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000

Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$30,003,875	$30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604

Total Repurchase Agreements (Cost $736,201,604)				736,201,604

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392

OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396

NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%

8-30	4.5

31-60	13.9

61-90	11.5

91-180	10.6

181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-39.15%

U.S. Treasury Bills-24.51%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$100,000	$99,749,444

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	525,000	523,221,280

U.S. Treasury Bills	4.54%	04/04/2023	400,000	398,298,111

U.S. Treasury Bills	4.46%	04/06/2023	190,000	189,162,100

U.S. Treasury Bills	4.63%	04/11/2023	375,000	373,035,415

U.S. Treasury Bills	4.51%	04/18/2023	500,000	497,040,000

U.S. Treasury Bills	4.61%	04/20/2023	300,000	298,100,000

U.S. Treasury Bills	4.49%	04/25/2023	300,000	297,971,875

U.S. Treasury Bills	4.63%	04/27/2023	270,000	268,044,188

U.S. Treasury Bills	4.65%	05/04/2023	400,000	396,732,444

U.S. Treasury Bills	4.64%	05/11/2023	300,000	297,284,250

U.S. Treasury Bills	4.68%	05/23/2023	2,000	1,978,743

U.S. Treasury Bills	4.69%	05/30/2023	350,000	345,957,499

U.S. Treasury Bills	4.70%	06/06/2023	400,000	395,015,278

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	90,000	87,720,462

U.S. Treasury Bills	4.78%	11/30/2023	70,000	67,573,197

U.S. Treasury Bills	4.68%	01/25/2024	300,000	287,707,499

				4,824,591,785

U.S. Treasury Floating Rate Notes-14.64%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	713,500	712,991,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	909,000	908,524,312

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	1,160,000	1,158,716,943

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	100,000	100,071,108

				2,880,303,691

Total U.S. Treasury Securities (Cost $7,704,895,476)				7,704,895,476

U.S. Government Sponsored Agency Securities-2.96%

Federal Farm Credit Bank (FFCB)-1.26%

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	40,000	40,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	11/28/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	12/13/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	11,000	11,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	$12,000	$12,000,000

				247,500,000

Federal Home Loan Bank (FHLB)-1.28%

Federal Home Loan Bank(a)	4.81%	07/14/2023	140,000	137,532,500

Federal Home Loan Bank(a)	5.01%	01/12/2024	20,000	19,156,428

Federal Home Loan Bank(a)	5.02%	02/09/2024	100,000	95,419,166

				252,108,094

U.S. International Development Finance Corp. (DFC)-0.42%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	03/20/2024	5,600	5,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	6,000	6,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	1,737	1,736,842

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.75%	11/15/2025	4,632	4,631,579

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	3,125	3,125,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	12/15/2026	2,400	2,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	06/20/2027	4,500	4,499,978

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	06/20/2027	3,000	2,999,986

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	5,556	5,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	06/20/2028	10,154	10,153,846

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	4.85%	08/15/2029	10,833	10,833,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	03/15/2030	17,000	17,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	4,306	4,305,556

				82,591,676

Total U.S. Government Sponsored Agency Securities (Cost $582,199,770)				582,199,770

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-42.11% (Cost $8,287,095,246)				8,287,095,246

			Repurchase Amount

Repurchase Agreements-57.99%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2023, aggregate maturing value of $650,082,153 (collateralized by U.S. Treasury obligations valued at $663,000,085; 0.50% - 3.38%; 05/15/2026 - 08/15/2046)	4.55%	03/01/2023	510,524,064	510,459,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BMO Capital Markets Corp., joint term agreement dated 02/02/2023, aggregate maturing value of $251,548,264 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,000; 0.00% - 6.00%; 12/22/2023 - 07/20/2072)(e)	4.55%	03/23/2023	$125,774,132	$125,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	200,633,333	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	200,176,944	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $800,709,333 (collateralized by U.S. Treasury obligations valued at $816,000,041; 0.00% - 3.38%; 05/15/2023 - 01/15/2033)(e)	4.56%	03/01/2023	470,416,733	470,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	4,500,568,750	4,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	400,050,556	400,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	115,713,767	115,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2023, aggregate maturing value of $1,900,240,139 (collateralized by agency mortgage-backed securities valued at $1,938,000,001; 1.50% - 6.00%; 01/01/2031 - 01/01/2053)	4.55%	03/01/2023	625,561,081	625,482,027

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	65,016,503	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	40,038,985	40,003,438

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	730,092,264	730,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	114,088,791	113,987,500

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	95,012,007	95,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,257,758,333	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	$730,092,264	$730,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	250,031,597	250,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	200,354,667	200,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	261,814,745	261,781,659

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	530,067,133	530,000,000

Total Repurchase Agreements (Cost $11,411,714,172)				11,411,714,172

TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $19,698,809,418)				19,698,809,418

OTHER ASSETS LESS LIABILITIES-(0.10)%				(19,695,602)

NET ASSETS-100.00%				$19,679,113,816

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	59.0%

8-30	4.3

31-60	9.9

61-90	5.3

91-180	8.2

181+	13.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

		Invesco Premier
	Invesco Premier	U.S. Government
	Portfolio	Money Portfolio

Assets:

Investments in unaffiliated securities, at value	$2,732,763,788	$8,287,095,246

Repurchase agreements, at value and cost	736,201,604	11,411,714,172

Cash	45,379	393,280

Receivable for:
Investments sold	195,000	-

Fund shares sold	4,418,002	1,839

Interest	4,409,244	20,550,012

Other assets	3,464	3,784

Total assets	3,478,036,481	19,719,758,333

Liabilities:

Payable for:
Fund shares reacquired	1,648,479	1,619,039

Dividends	587,441	36,016,091

Accrued fees to affiliates	455,773	2,615,637

Other Payables	-	393,750

Total liabilities	2,691,693	40,644,517

Net assets applicable to shares outstanding	$3,475,344,788	$19,679,113,816

Net assets consist of:

Shares of beneficial interest	$3,475,238,459	$19,679,312,257

Distributable earnings (loss)	106,329	(198,441)

	$3,475,344,788	$19,679,113,816

Net Assets:

Investor Class	$98,910,188	$182,171,453

Institutional Class	$3,366,676,318	$19,496,942,363

Private Investment Class	$24,637	$-

Personal Investment Class	$7,969,747	$-

Reserve Class	$10,459	$-

Resource Class	$1,753,439	$-

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	98,898,127	182,168,216

Institutional Class	3,366,255,932	19,496,506,618

Private Investment Class	24,634	-

Personal Investment Class	7,968,648	-

Reserve Class	10,457	-

Resource Class	1,753,196	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$3,468,965,392	$19,698,809,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

		Invesco Premier
	Invesco Premier	U.S. Government
	Portfolio	Money Portfolio

Investment income:
Interest	$50,624,993	$304,686,446

Expenses:
Advisory fees	3,130,456	19,184,670

Distribution fees:
Private Investment Class	36	-

Personal Investment Class	27,304	-

Reserve Class	46	-

Resource Class	1,688	-

Total expenses	3,159,530	19,184,670

Less: Fees waived	(876,529)	(5,371,713)

Net expenses	2,283,001	13,812,957

Net investment income	48,341,992	290,873,489

Net realized gain from unaffiliated investment securities	763	587,549

Net increase in net assets resulting from operations	$48,342,755	$291,461,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

			Invesco Premier U.S. Government
	Invesco Premier Portfolio		Money Portfolio
	February 28,	August 31,	February 28,	August 31,
	2023	2022	2023	2022

Operations:

Net investment income	$48,341,992	$7,650,636	$290,873,489	$37,579,886

Net realized gain (loss)	763	2,615	587,549	(912,577)

Net increase in net assets resulting from operations	48,342,755	7,653,251	291,461,038	36,667,309

Distributions to shareholders from distributable earnings:

Investor Class	(1,121,986)	(205,729)	(2,146,769)	(238,048)

Institutional Class	(47,030,040)	(7,408,609)	(288,726,720)	(37,341,838)

Private Investment Class	(416)	(97)	-	-

Personal Investment Class	(153,493)	(23,759)	-	-

Reserve Class	(147)	(23)	-	-

Resource Class	(35,910)	(12,419)	-	-

Total distributions from distributable earnings	(48,341,992)	(7,650,636)	(290,873,489)	(37,579,886)

Share transactions-net:

Investor Class	55,905,210	(2,016,920)	130,778,986	12,235,319

Institutional Class	1,624,235,258	559,977,325	9,562,635,422	4,553,377,394

Private Investment Class	456	(137,819)	-	-

Personal Investment Class	310,744	(3,167,883)	-	-

Reserve Class	160	8	-	-

Resource Class	(1,092,674)	(334,076)	-	-

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635	9,693,414,408	4,565,612,713

Net increase in net assets	1,679,359,917	554,323,250	9,694,001,957	4,564,700,136

Net assets:

Beginning of period	1,795,984,871	1,241,661,621	9,985,111,859	5,420,411,723

End of period	$3,475,344,788	$1,795,984,871	$19,679,113,816	$9,985,111,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.87%	$ 98,910	0.18	%(c)	0.25	%(c)	3.86	%(c)
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18		0.25		0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18		0.25		0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	93,923	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18		0.25		1.63
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	1.00	1.82	182,171	0.18	(c)	0.25	(c)	3.79	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14		0.25		0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12		0.25		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18		0.25		1.36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

    Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

    Invesco Premier Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

Invesco Premier U.S. Government Money Portfolio	5,371,713

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Premier Portfolio	$207,157,956	$139,402,376	$—

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier U.S. Government Money Portfolio	$918,359	$918,359

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(21,825,199)	$(21,825,199)	(32,532,860)	$(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Share Information–(continued)

Invesco Premier U.S. Government Money Portfolio

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Investor Class	253,659,929	$253,659,929	31,682,935	$31,682,935

Institutional Class	42,154,423,996	42,154,423,996	27,830,681,163	27,830,681,163

Issued as reinvestment of dividends:
Investor Class	2,010,808	2,010,808	211,972	211,972

Institutional Class	126,833,647	126,833,647	7,575,712	7,575,712

Reacquired:
Investor Class	(124,891,751)	(124,891,751)	(19,659,588)	(19,659,588)

Institutional Class	(32,718,622,221)	(32,718,622,221)	(23,284,879,481)	(23,284,879,481)

Net increase in share activity	9,693,414,408	$9,693,414,408	4,565,612,713	$4,565,612,713

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,018.70	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,018.20	0.90	1,023.90	0.90	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Institutional Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio

2	Fund Data
3	Schedules of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
22	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	14 - 40 days	31 days	44 days	$3.4 billion
Invesco Premier U.S. Government Money[2]	6 - 31 days	23 days	106 days	19.5 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-45.14%(a)
Asset-Backed Securities - Consumer Receivables-2.43%
Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$50,000	$50,000,000

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750

				84,323,792

Asset-Backed Securities - Fully Supported-0.43%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292

				342,874,721

Diversified Banks-21.36%
Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021

Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000

Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067

DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528

DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222

Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479

Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333

Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000

Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000

Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000

Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229

				742,426,518

Diversified Capital Markets-3.32%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Capital Markets-(continued)
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$41,600	$41,420,773

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972

				115,553,634

Investment Banking & Brokerage-2.28%
Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611

CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166

				139,612,444

Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000

Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000

Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000

BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000

Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000

Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)
Credit Enhanced-2.82%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000

Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$3,900	$3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000

Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase Amount

Repurchase Agreements-21.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000

Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$30,003,875	$30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 -02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604

Total Repurchase Agreements (Cost $736,201,604)				736,201,604

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392

OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396

NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. (g) Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date. (j) Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%
8-30	4.5
31-60	13.9
61-90	11.5
91-180	10.6
181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-39.15%

U.S. Treasury Bills-24.51%(a)
U.S. Treasury Bills	4.53%	03/21/2023	$100,000	$99,749,444

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	525,000	523,221,280

U.S. Treasury Bills	4.54%	04/04/2023	400,000	398,298,111

U.S. Treasury Bills	4.46%	04/06/2023	190,000	189,162,100

U.S. Treasury Bills	4.63%	04/11/2023	375,000	373,035,415

U.S. Treasury Bills	4.51%	04/18/2023	500,000	497,040,000

U.S. Treasury Bills	4.61%	04/20/2023	300,000	298,100,000

U.S. Treasury Bills	4.49%	04/25/2023	300,000	297,971,875

U.S. Treasury Bills	4.63%	04/27/2023	270,000	268,044,188

U.S. Treasury Bills	4.65%	05/04/2023	400,000	396,732,444

U.S. Treasury Bills	4.64%	05/11/2023	300,000	297,284,250

U.S. Treasury Bills	4.68%	05/23/2023	2,000	1,978,743

U.S. Treasury Bills	4.69%	05/30/2023	350,000	345,957,499

U.S. Treasury Bills	4.70%	06/06/2023	400,000	395,015,278

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	90,000	87,720,462

U.S. Treasury Bills	4.78%	11/30/2023	70,000	67,573,197

U.S. Treasury Bills	4.68%	01/25/2024	300,000	287,707,499

				4,824,591,785

U.S. Treasury Floating Rate Notes-14.64%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	713,500	712,991,328

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	909,000	908,524,312

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	1,160,000	1,158,716,943

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	100,000	100,071,108

				2,880,303,691

Total U.S. Treasury Securities (Cost $7,704,895,476)				7,704,895,476

U.S. Government Sponsored Agency Securities-2.96%

Federal Farm Credit Bank (FFCB)-1.26%
Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	40,000	40,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	11/28/2023	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	12/13/2023	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	11,000	11,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	9,500	9,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	$12,000	$12,000,000

				247,500,000

Federal Home Loan Bank (FHLB)-1.28%

Federal Home Loan Bank(a)	4.81%	07/14/2023	140,000	137,532,500

Federal Home Loan Bank(a)	5.01%	01/12/2024	20,000	19,156,428

Federal Home Loan Bank(a)	5.02%	02/09/2024	100,000	95,419,166

				252,108,094

U.S. International Development Finance Corp. (DFC)-0.42%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	03/20/2024	5,600	5,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	6,000	6,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	1,737	1,736,842

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.75%	11/15/2025	4,632	4,631,579

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	3,125	3,125,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	12/15/2026	2,400	2,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	06/20/2027	4,500	4,499,978

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	06/20/2027	3,000	2,999,986

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	5,556	5,555,556

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	06/20/2028	10,154	10,153,846

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	4.85%	08/15/2029	10,833	10,833,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.78%	03/15/2030	17,000	17,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	4,306	4,305,556

				82,591,676

Total U.S. Government Sponsored Agency Securities (Cost $582,199,770)				582,199,770

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-42.11% (Cost $8,287,095,246)				8,287,095,246

			Repurchase Amount

Repurchase Agreements-57.99%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2023, aggregate maturing value of $650,082,153 (collateralized by U.S. Treasury obligations valued at $663,000,085; 0.50% - 3.38%; 05/15/2026 - 08/15/2046)	4.55%	03/01/2023	510,524,064	510,459,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BMO Capital Markets Corp., joint term agreement dated 02/02/2023, aggregate maturing value of $251,548,264 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $255,000,000; 0.00% - 6.00%; 12/22/2023 -07/20/2072)(e)	4.55%	03/23/2023	$125,774,132	$125,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 -03/01/2053)(e)	4.56%	03/13/2023	200,633,333	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 -01/15/2033)(e)	4.55%	03/01/2023	200,176,944	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $800,709,333 (collateralized by U.S. Treasury obligations valued at $816,000,041; 0.00% - 3.38%; 05/15/2023 -01/15/2033)(e)	4.56%	03/01/2023	470,416,733	470,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	4,500,568,750	4,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	400,050,556	400,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 -02/01/2053)	4.56%	03/23/2023	115,713,767	115,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2023, aggregate maturing value of $1,900,240,139 (collateralized by agency mortgage-backed securities valued at $1,938,000,001; 1.50% - 6.00%; 01/01/2031 - 01/01/2053)	4.55%	03/01/2023	625,561,081	625,482,027

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	65,016,503	65,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	40,038,985	40,003,438

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	730,092,264	730,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	114,088,791	113,987,500

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% -6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	95,012,007	95,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,257,758,333	1,250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier U.S. Government Money Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	$730,092,264	$730,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	250,031,597	250,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	200,354,667	200,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 -08/15/2031)	4.55%	03/01/2023	261,814,745	261,781,659

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 -03/01/2053)	4.56%	03/01/2023	530,067,133	530,000,000

Total Repurchase Agreements (Cost $11,411,714,172)				11,411,714,172

TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $19,698,809,418)				19,698,809,418

OTHER ASSETS LESS LIABILITIES-(0.10)%				(19,695,602)

NET ASSETS-100.00%				$19,679,113,816

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	59.0%

8-30	4.3

31-60	9.9

61-90	5.3

91-180	8.2

181+	13.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Assets:
Investments in unaffiliated securities, at value	$2,732,763,788	$8,287,095,246

Repurchase agreements, at value and cost	736,201,604	11,411,714,172

Cash	45,379	393,280

Receivable for:
Investments sold	195,000	-

Fund shares sold	4,418,002	1,839

Interest	4,409,244	20,550,012

Other assets	3,464	3,784

Total assets	3,478,036,481	19,719,758,333

Liabilities:
Payable for:
Fund shares reacquired	1,648,479	1,619,039

Dividends	587,441	36,016,091

Accrued fees to affiliates	455,773	2,615,637

Other Payables	-	393,750

Total liabilities	2,691,693	40,644,517

Net assets applicable to shares outstanding	$3,475,344,788	$19,679,113,816

Net assets consist of:
Shares of beneficial interest	$3,475,238,459	$19,679,312,257

Distributable earnings (loss)	106,329	(198,441)

	$3,475,344,788	$19,679,113,816

Net Assets:
Investor Class	$98,910,188	$182,171,453

Institutional Class	$3,366,676,318	$19,496,942,363

Private Investment Class	$24,637	$-

Personal Investment Class	$7,969,747	$-

Reserve Class	$10,459	$-

Resource Class	$1,753,439	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	98,898,127	182,168,216

Institutional Class	3,366,255,932	19,496,506,618

Private Investment Class	24,634	-

Personal Investment Class	7,968,648	-

Reserve Class	10,457	-

Resource Class	1,753,196	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00

Cost of Investments	$3,468,965,392	$19,698,809,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio

Investment income:
Interest	$50,624,993	$304,686,446

Expenses:
Advisory fees	3,130,456	19,184,670

Distribution fees:

Private Investment Class	36	-

Personal Investment Class	27,304	-

Reserve Class	46	-

Resource Class	1,688	-

Total expenses	3,159,530	19,184,670

Less: Fees waived	(876,529)	(5,371,713)

Net expenses	2,283,001	13,812,957

Net investment income	48,341,992	290,873,489

Net realized gain from unaffiliated investment securities	763	587,549

Net increase in net assets resulting from operations	$48,342,755	$291,461,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$48,341,992	$7,650,636	$290,873,489	$37,579,886

Net realized gain (loss)	763	2,615	587,549	(912,577)

Net increase in net assets resulting from operations	48,342,755	7,653,251	291,461,038	36,667,309

Distributions to shareholders from distributable earnings:
Investor Class	(1,121,986)	(205,729)	(2,146,769)	(238,048)

Institutional Class	(47,030,040)	(7,408,609)	(288,726,720)	(37,341,838)

Private Investment Class	(416)	(97)	-	-

Personal Investment Class	(153,493)	(23,759)	-	-

Reserve Class	(147)	(23)	-	-

Resource Class	(35,910)	(12,419)	-	-

Total distributions from distributable earnings	(48,341,992)	(7,650,636)	(290,873,489)	(37,579,886)

Share transactions-net:
Investor Class	55,905,210	(2,016,920)	130,778,986	12,235,319

Institutional Class	1,624,235,258	559,977,325	9,562,635,422	4,553,377,394

Private Investment Class	456	(137,819)	-	-

Personal Investment Class	310,744	(3,167,883)	-	-

Reserve Class	160	8	-	-

Resource Class	(1,092,674)	(334,076)	-	-

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635	9,693,414,408	4,565,612,713

Net increase in net assets	1,679,359,917	554,323,250	9,694,001,957	4,564,700,136

Net assets:
Beginning of period	1,795,984,871	1,241,661,621	9,985,111,859	5,420,411,723

End of period	$3,475,344,788	$1,795,984,871	$19,679,113,816	$9,985,111,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.87%	$3,366,676	0.18	%(c)	0.25	%(c)	3.86	%(c)
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18		0.25		0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18		0.25		0.07
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	1,559,622	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18		0.25		1.63
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	1.00	1.82	19,496,942	0.18	(c)	0.25	(c)	3.79	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14		0.25		0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12		0.25		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18		0.25		1.36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

    Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

    Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

    Invesco Premier Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

Invesco Premier U.S. Government Money Portfolio	5,371,713

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Premier Portfolio	$207,157,956	$139,402,376	$-

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*

Invesco Premier U.S. Government Money Portfolio	$918,359	$918,359

* Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(21,825,199)	$(21,825,199)	(32,532,860)	$(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Investor Class	253,659,929	$253,659,929	31,682,935	$31,682,935

Institutional Class	42,154,423,996	42,154,423,996	27,830,681,163	27,830,681,163

Issued as reinvestment of dividends:
Investor Class	2,010,808	2,010,808	211,972	211,972

Institutional Class	126,833,647	126,833,647	7,575,712	7,575,712

Reacquired:
Investor Class	(124,891,751)	(124,891,751)	(19,659,588)	(19,659,588)

Institutional Class	(32,718,622,221)	(32,718,622,221)	(23,284,879,481)	(23,284,879,481)

Net increase in share activity	9,693,414,408	$9,693,414,408	4,565,612,713	$4,565,612,713

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

    The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,018.70	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,018.20	0.90	1,023.90	0.90	0.18

1

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2

Semiannual Report to Shareholders	February 28, 2023

Resource Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/23
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	14 - 40 days	31 days	44 days	$1.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-45.14%(a)
Asset-Backed Securities - Consumer Receivables-2.43%
Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$50,000	$ 50,000,000

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042

Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750

				84,323,792

Asset-Backed Securities - Fully Supported-0.43%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292

				342,874,721

Diversified Banks-21.36%
Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021

Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000

Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067

DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528

DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222

Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479

Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333

Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000

Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000

Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000

Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229

				742,426,518

Diversified Capital Markets-3.32%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Capital Markets-(continued)
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$41,600	$ 41,420,773

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972

				115,553,634

Investment Banking & Brokerage-2.28%
Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611

CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166

				139,612,444

Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000

Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000

Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000

BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000

Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000

Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000

Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)
Credit Enhanced-2.82%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000

Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$3,900	$ 3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000

Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000

Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase Amount
Repurchase Agreements-21.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000

Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$30,003,875	$ 30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604

Total Repurchase Agreements (Cost $736,201,604)				736,201,604

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392

OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396

NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%
8-30	4.5
31-60	13.9
61-90	11.5
91-180	10.6
181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$2,732,763,788
Repurchase agreements, at value and cost	736,201,604
Cash	45,379
Receivable for:
Investments sold	195,000
Fund shares sold	4,418,002
Interest	4,409,244
Other assets	3,464
Total assets	3,478,036,481

Liabilities:
Payable for:
Fund shares reacquired	1,648,479
Dividends	587,441
Accrued fees to affiliates	455,773
Total liabilities	2,691,693
Net assets applicable to shares outstanding	$3,475,344,788

Net assets consist of:
Shares of beneficial interest	$3,475,238,459
Distributable earnings	106,329
$3,475,344,788

Net Assets:
Investor Class	$98,910,188
Institutional Class	$3,366,676,318
Private Investment Class	$24,637
Personal Investment Class	$7,969,747
Reserve Class	$10,459
Resource Class	$1,753,439

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	98,898,127
Institutional Class	3,366,255,932
Private Investment Class	24,634
Personal Investment Class	7,968,648
Reserve Class	10,457
Resource Class	1,753,196
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$3,468,965,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$50,624,993

Expenses:
Advisory fees	3,130,456

Distribution fees:
Private Investment Class	36

Personal Investment Class	27,304

Reserve Class	46

Resource Class	1,688

Total expenses	3,159,530

Less: Fees waived	(876,529)

Net expenses	2,283,001

Net investment income	48,341,992

Net realized gain from unaffiliated investment securities	763

Net increase in net assets resulting from operations	$48,342,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2023	August 31, 2022

Operations:
Net investment income	$48,341,992	$7,650,636

Net realized gain	763	2,615

Net increase in net assets resulting from operations	48,342,755	7,653,251

Distributions to shareholders from distributable earnings:
Investor Class	(1,121,986)	(205,729)

Institutional Class	(47,030,040)	(7,408,609)

Private Investment Class	(416)	(97)

Personal Investment Class	(153,493)	(23,759)

Reserve Class	(147)	(23)

Resource Class	(35,910)	(12,419)

Total distributions from distributable earnings	(48,341,992)	(7,650,636)

Share transactions-net:
Investor Class	55,905,210	(2,016,920)

Institutional Class	1,624,235,258	559,977,325

Private Investment Class	456	(137,819)

Personal Investment Class	310,744	(3,167,883)

Reserve Class	160	8

Resource Class	(1,092,674)	(334,076)

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635

Net increase in net assets	1,679,359,917	554,323,250

Net assets:
Beginning of period	1,795,984,871	1,241,661,621

End of period	$3,475,344,788	$1,795,984,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.79%	$1,753	0.34	%(c)	0.41	%(c)	3.70	%(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25		0.41		0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23		0.41		0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	3,230	0.34		0.41		1.06
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34		0.41		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34		0.41		1.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $207,157,956 and securities sales of $139,402,376, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

Reacquired:
Investor Class	(21,825,199)	(21,825,199)	(32,532,860)	(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,017.90	$1.70	$1,023.11	$1.71	0.34%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4

Semiannual Report to Shareholders	February 28, 2023
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/23
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	14 - 40 days	31 days	44 days	$24.6 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.14%(a)
Asset-Backed Securities - Consumer Receivables-2.43%
Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$50,000	$ 50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750
				84,323,792

Asset-Backed Securities - Fully Supported-0.43%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292
				342,874,721

Diversified Banks-21.36%
Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000
Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021
Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000
Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736
Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067
DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000
DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528
DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222
Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458
DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434
DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792
Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500
National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479
Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941
Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333
Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000
Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000
Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229
				742,426,518

Diversified Capital Markets-3.32%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-(continued)
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$41,600	$ 41,420,773
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972
				115,553,634

Investment Banking & Brokerage-2.28%
Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611
CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000
Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166
				139,612,444
Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000
Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000
Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000
BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000
Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000
Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000
Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)
Credit Enhanced-2.82%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000
Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$3,900	$ 3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000
Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase Amount
Repurchase Agreements-21.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000
BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000
Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$30,003,875	$ 30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 -02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000
RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000
Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604
Total Repurchase Agreements (Cost $736,201,604)				736,201,604
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392
OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396
NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%
8-30	4.5
31-60	13.9
61-90	11.5
91-180	10.6
181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

Assets:
Investments in unaffiliated securities, at value	$2,732,763,788

Repurchase agreements, at value and cost	736,201,604

Cash	45,379

Receivable for:
Investments sold	195,000

Fund shares sold	4,418,002

Interest	4,409,244

Other assets	3,464

Total assets	3,478,036,481

Liabilities:
Payable for:
Fund shares reacquired	1,648,479

Dividends	587,441

Accrued fees to affiliates	455,773

Total liabilities	2,691,693

Net assets applicable to shares outstanding	$3,475,344,788

Net assets consist of:
Shares of beneficial interest	$3,475,238,459

Distributable earnings	106,329

$3,475,344,788

Net Assets:
Investor Class	$98,910,188

Institutional Class	$3,366,676,318

Private Investment Class	$24,637

Personal Investment Class	$7,969,747

Reserve Class	$10,459

Resource Class	$1,753,439

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	98,898,127

Institutional Class	3,366,255,932

Private Investment Class	24,634

Personal Investment Class	7,968,648

Reserve Class	10,457

Resource Class	1,753,196

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$3,468,965,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Operations

For the six months ended February 28, 2023

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$50,624,993

Expenses:
Advisory fees	3,130,456

Distribution fees:
Private Investment Class	36

Personal Investment Class	27,304

Reserve Class	46

Resource Class	1,688

Total expenses	3,159,530

Less: Fees waived	(876,529)

Net expenses	2,283,001

Net investment income	48,341,992

Net realized gain from unaffiliated investment securities	763

Net increase in net assets resulting from operations	$48,342,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2023	August 31, 2022

Operations:
Net investment income	$48,341,992	$7,650,636

Net realized gain	763	2,615

Net increase in net assets resulting from operations	48,342,755	7,653,251

Distributions to shareholders from distributable earnings:
Investor Class	(1,121,986)	(205,729)

Institutional Class	(47,030,040)	(7,408,609)

Private Investment Class	(416)	(97)

Personal Investment Class	(153,493)	(23,759)

Reserve Class	(147)	(23)

Resource Class	(35,910)	(12,419)

Total distributions from distributable earnings	(48,341,992)	(7,650,636)

Share transactions-net:
Investor Class	55,905,210	(2,016,920)

Institutional Class	1,624,235,258	559,977,325

Private Investment Class	456	(137,819)

Personal Investment Class	310,744	(3,167,883)

Reserve Class	160	8

Resource Class	(1,092,674)	(334,076)

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635

Net increase in net assets	1,679,359,917	554,323,250

Net assets:
Beginning of period	1,795,984,871	1,241,661,621

End of period	$3,475,344,788	$1,795,984,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.72%	$ 25	0.48	%(c)	0.55	%(c)	3.56	%(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22		0.55		0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25		0.55		0.00
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	362	0.47		0.55		0.93
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48		0.55		2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48		0.55		1.33
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $207,157,956 and securities sales of $139,402,376, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

Reacquired:
Investor Class	(21,825,199)	(21,825,199)	(32,532,860)	(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,017.20	$2.40	$1,022.41	$2.41	0.48%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5

Semiannual Report to Shareholders	February 28, 2023
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/23
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	14 - 40 days	31 days	44 days	$8.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.14%(a)
Asset-Backed Securities - Consumer Receivables-2.43%
Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$50,000	$50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750
				84,323,792

Asset-Backed Securities - Fully Supported-0.43%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292
				342,874,721

Diversified Banks-21.36%
Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000
Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021
Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000
Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736
Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067
DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000
DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528
DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222
Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458
DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434
DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792
Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500
National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479
Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941
Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333
Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000
Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000
Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229
				742,426,518

Diversified Capital Markets-3.32%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-(continued)
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$41,600	$41,420,773
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972
				115,553,634

Investment Banking & Brokerage-2.28%
Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611
CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000
Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166
				139,612,444
Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000
Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000
Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000
BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000
Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000
Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000
Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)
Credit Enhanced-2.82%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000
Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$3,900	$3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000
Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase
			Amount

Repurchase Agreements-21.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000
BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000
Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$30,003,875	$30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 -02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000
RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000
Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604

Total Repurchase Agreements (Cost $736,201,604)				736,201,604

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392

OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396

NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%
8-30	4.5
31-60	13.9
61-90	11.5
91-180	10.6
181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$2,732,763,788
Repurchase agreements, at value and cost	736,201,604
Cash	45,379
Receivable for:
Investments sold	195,000
Fund shares sold	4,418,002
Interest	4,409,244
Other assets	3,464
Total assets	3,478,036,481

Liabilities:
Payable for:
Fund shares reacquired	1,648,479
Dividends	587,441
Accrued fees to affiliates	455,773
Total liabilities	2,691,693
Net assets applicable to shares outstanding	$3,475,344,788

Net assets consist of:
Shares of beneficial interest	$3,475,238,459
Distributable earnings	106,329
$3,475,344,788

Net Assets:
Investor Class	$98,910,188
Institutional Class	$3,366,676,318
Private Investment Class	$24,637
Personal Investment Class	$7,969,747
Reserve Class	$10,459
Resource Class	$1,753,439

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	98,898,127
Institutional Class	3,366,255,932
Private Investment Class	24,634
Personal Investment Class	7,968,648
Reserve Class	10,457
Resource Class	1,753,196
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$3,468,965,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$50,624,993

Expenses:
Advisory fees	3,130,456

Distribution fees:
Private Investment Class	36

Personal Investment Class	27,304

Reserve Class	46

Resource Class	1,688

Total expenses	3,159,530

Less: Fees waived	(876,529)

Net expenses	2,283,001

Net investment income	48,341,992

Net realized gain from unaffiliated investment securities	763

Net increase in net assets resulting from operations	$48,342,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2023	August 31, 2022

Operations:
Net investment income	$48,341,992	$7,650,636

Net realized gain	763	2,615

Net increase in net assets resulting from operations	48,342,755	7,653,251

Distributions to shareholders from distributable earnings:
Investor Class	(1,121,986)	(205,729)

Institutional Class	(47,030,040)	(7,408,609)

Private Investment Class	(416)	(97)

Personal Investment Class	(153,493)	(23,759)

Reserve Class	(147)	(23)

Resource Class	(35,910)	(12,419)

Total distributions from distributable earnings	(48,341,992)	(7,650,636)

Share transactions-net:
Investor Class	55,905,210	(2,016,920)

Institutional Class	1,624,235,258	559,977,325

Private Investment Class	456	(137,819)

Personal Investment Class	310,744	(3,167,883)

Reserve Class	160	8

Resource Class	(1,092,674)	(334,076)

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635

Net increase in net assets	1,679,359,917	554,323,250

Net assets:
Beginning of period	1,795,984,871	1,241,661,621

End of period	$3,475,344,788	$1,795,984,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment Income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.59%	$7,970	0.73	%(c)	0.80	%(c)	3.31	%(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40		0.80		0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23		0.80		0.02
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.74	8,201	0.65		0.80		0.75
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73		0.80		1.82
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73		0.80		1.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $207,157,956 and securities sales of $139,402,376, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

Reacquired:
Investor Class	(21,825,199)	(21,825,199)	(32,532,860)	(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,015.90	$3.65	$1,021.17	$3.66	0.73%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6

Semiannual Report to Shareholders	February 28, 2023

Reserve Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/23
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	14 - 40 days	31 days	44 days	$10.5 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-45.14%(a)
Asset-Backed Securities - Consumer Receivables-2.43%
Old Line Funding LLC (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.54%)(b)(c)(d)	5.03%	04/17/2023	$ 50,000	$ 50,000,000
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.18%	04/27/2023	10,000	9,920,042
Old Line Funding LLC (CEP - Royal Bank of Canada)(b)(c)	5.52%	08/10/2023	25,000	24,403,750
				84,323,792

Asset-Backed Securities - Fully Supported-0.43%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (SOFR + 0.25%)(b)(c)(d)	4.56%	04/11/2023	15,000	15,000,000

Asset-Backed Securities - Fully Supported Bank-9.87%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,000,000
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.20%)(b)(c)(d)	4.85%	06/12/2023	40,000	40,000,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.65%	04/19/2023	60,000	60,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	4.93%	04/04/2023	10,000	9,954,194
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	5.13%	07/17/2023	10,000	9,808,333
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/15/2023	32,331	32,273,164
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.65%	03/23/2023	22,000	21,937,752
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,590,111
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	50,000	49,573,875
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.93%	05/05/2023	30,000	29,737,292
				342,874,721

Diversified Banks-21.36%
Banco Santander S.A. (SOFR + 0.60%) (Spain)(b)(c)(d)	4.89%	03/01/2023	10,000	10,000,000
Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	25,000	24,763,021
Bank of Montreal (SOFR + 0.50%) (Canada)(c)(d)	5.08%	10/04/2023	50,000	50,000,000
Barclays Bank PLC(c)	4.76%	03/02/2023	25,000	24,996,736
Barclays Bank PLC(b)(c)	4.89%	05/24/2023	40,000	39,551,067
DBS Bank Ltd. (Singapore)(b)(c)	4.65%	03/01/2023	40,000	40,000,000
DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	10,000	9,862,528
DBS Bank Ltd. (Singapore)(b)(c)	5.12%	06/27/2023	20,000	19,672,222
Dexia Credit Local S.A. (France)(b)(c)	4.71%	04/17/2023	50,000	49,696,458
DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,854,434
DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	50,000	49,731,792
Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	50,000	48,937,500
National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	50,000	48,325,833
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,788,479
Nordea Bank Abp (SOFR + 0.60%) (Finland)(b)(c)(d)	4.96%	06/15/2023	27,000	27,014,941
Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	50,000	49,150,945
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,968,333
Toronto-Dominion Bank (The) (SOFR + 0.58%) (Canada)(b)(c)(d)	5.17%	10/23/2023	30,000	30,000,000
Toronto-Dominion Bank (The) (Canada)(b)(c)	5.35%	02/01/2024	25,000	25,000,000
Westpac Banking Corp. (SOFR + 0.65%) (Australia)(b)(c)(d)	5.14%	05/02/2023	50,000	50,000,000
Westpac Banking Corp. (SOFR + 0.60%) (Australia)(b)(c)(d)	4.96%	06/15/2023	22,100	22,112,229
				742,426,518

Diversified Capital Markets-3.32%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	25,000	24,541,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-(continued)
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.74%	04/03/2023	$ 41,600	$ 41,420,773
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.81%	05/02/2023	50,000	49,590,972
				115,553,634

Investment Banking & Brokerage-2.28%
Goldman Sachs International(b)	4.97%	05/24/2023	80,000	79,083,467

Regional Banks-1.43%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,854,333

Specialized Finance-4.02%
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,993,611
CDP Financial, Inc. (Canada)(b)(c)	5.02%	06/05/2023	25,000	24,672,667
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	60,000	60,000,000
Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	5,000	4,946,166
				139,612,444
Total Commercial Paper (Cost $1,568,728,909)				1,568,728,909

Certificates of Deposit-30.67%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(c)	4.57%	03/01/2023	86,000	86,000,000
Banco Santander S.A.(c)	4.92%	04/14/2023	50,000	50,000,000
Bank of America N.A.	5.37%	08/28/2023	40,000	40,000,000
BNP Paribas S.A.(c)	4.55%	03/01/2023	50,000	50,000,000
Canadian Imperial Bank of Commerce (Canada)(c)	4.56%	03/01/2023	150,000	150,000,000
Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	140,000	140,000,000
Mizuho Bank Ltd.(c)	4.57%	03/01/2023	160,000	160,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.63%	03/13/2023	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,999,879
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	165,000	165,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	110,000	110,000,000
Toronto-Dominion Bank (The) (SOFR + 0.72%)(c)(d)	5.09%	05/25/2023	20,000	20,000,000
Total Certificates of Deposit (Cost $1,065,999,879)				1,065,999,879

Variable Rate Demand Notes-2.82%(e)
Credit Enhanced-2.82%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	18,200	18,200,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank, N.A.)(f)	1.85%	06/01/2037	1,375	1,375,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC - BMO Harris N.A.)(c)(f)	1.60%	06/01/2029	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank, N.A.)(f)	1.56%	04/01/2031	5,200	5,200,000
Illinois (State of) Finance Authority (Latin School); Series 2005 B, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)	2.75%	08/01/2035	1,055	1,055,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	1.64%	06/01/2035	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	23,300	23,300,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	10,400	10,400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(f)	2.45%	07/01/2047	410	410,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(f)	2.20%	11/15/2046	3,710	3,710,000
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(b)(f)	2.14%	05/01/2041	2,760	2,760,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	2.25%	07/01/2040	8,010	8,010,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(b)(f)	2.75%	11/01/2041	5,000	5,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen); Series 2008 A, Ref. VRD RB (LOC - TD Bank N.A.)(c)(f)	2.80%	12/01/2030	2,915	2,915,000
Total Variable Rate Demand Notes (Cost $98,035,000)				98,035,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.63% (Cost $2,732,763,788)				2,732,763,788

			Repurchase Amount

Repurchase Agreements-21.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	70,064,108	70,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	27,024,413	27,000,000
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000
BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	70,009,022	70,000,000
Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	18,072,785	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(j)	4.65%	03/01/2023	$ 30,003,875	$ 30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(j)	4.87%	03/01/2023	60,226,433	60,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	25,023,090	25,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(j)	4.68%	03/01/2023	60,007,800	60,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(j)	4.75%	03/01/2023	28,003,694	28,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	298,239,293	298,201,604

Total Repurchase Agreements (Cost $736,201,604)				736,201,604

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.82% (Cost $3,468,965,392)				3,468,965,392

OTHER ASSETS LESS LIABILITIES-0.18%				6,379,396

NET ASSETS-100.00%				$3,475,344,788

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,265,908,006, which represented 36.43% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 18.2%; Cananda: 15.2%; Japan: 12.8%; Sweden: 7.6%; other countries less than 5% each: 25.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Premier Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	53.2%
8-30	4.5
31-60	13.9
61-90	11.5
91-180	10.6
181+	6.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Invesco Premier
Portfolio

Assets:
Investments in unaffiliated securities, at value	$2,732,763,788

Repurchase agreements, at value and cost	736,201,604

Cash	45,379

Receivable for:
Investments sold	195,000

Fund shares sold	4,418,002

Interest	4,409,244

Other assets	3,464

Total assets	3,478,036,481

Liabilities:
Payable for:
Fund shares reacquired	1,648,479

Dividends	587,441

Accrued fees to affiliates	455,773

Total liabilities	2,691,693

Net assets applicable to shares outstanding	$3,475,344,788

Net assets consist of:
Shares of beneficial interest	$3,475,238,459

Distributable earnings	106,329

$3,475,344,788

Net Assets:
Investor Class	$98,910,188

Institutional Class	$3,366,676,318

Private Investment Class	$24,637

Personal Investment Class	$7,969,747

Reserve Class	$10,459

Resource Class	$1,753,439

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	98,898,127

Institutional Class	3,366,255,932

Private Investment Class	24,634

Personal Investment Class	7,968,648

Reserve Class	10,457

Resource Class	1,753,196

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$3,468,965,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Invesco Premier
Portfolio

Investment income:
Interest	$50,624,993

Expenses:
Advisory fees	3,130,456

Distribution fees:
Private Investment Class	36

Personal Investment Class	27,304

Reserve Class	46

Resource Class	1,688

Total expenses	3,159,530

Less: Fees waived	(876,529)

Net expenses	2,283,001

Net investment income	48,341,992

Net realized gain from unaffiliated investment securities	763

Net increase in net assets resulting from operations	$48,342,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Premier Portfolio
	February 28,	August 31,
	2023	2022

Operations:
Net investment income	$48,341,992	$7,650,636

Net realized gain	763	2,615

Net increase in net assets resulting from operations	48,342,755	7,653,251

Distributions to shareholders from distributable earnings:
Investor Class	(1,121,986)	(205,729)

Institutional Class	(47,030,040)	(7,408,609)

Private Investment Class	(416)	(97)

Personal Investment Class	(153,493)	(23,759)

Reserve Class	(147)	(23)

Resource Class	(35,910)	(12,419)

Total distributions from distributable earnings	(48,341,992)	(7,650,636)

Share transactions-net:
Investor Class	55,905,210	(2,016,920)

Institutional Class	1,624,235,258	559,977,325

Private Investment Class	456	(137,819)

Personal Investment Class	310,744	(3,167,883)

Reserve Class	160	8

Resource Class	(1,092,674)	(334,076)

Net increase in net assets resulting from share transactions	1,679,359,154	554,320,635

Net increase in net assets	1,679,359,917	554,323,250

Net assets:
Beginning of period	1,795,984,871	1,241,661,621

End of period	$3,475,344,788	$1,795,984,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/23	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.44%	$10	1.05	%(c)	1.12	%(c)	2.99	%(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47		1.12		0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20		1.12		0.05
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.54	10	0.84		1.12		0.56
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05		1.12		1.50
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05		1.12		0.76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$876,529

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $207,157,956 and securities sales of $139,402,376, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

February 28, 2021

(Unaudited)

Invesco Premier Portfolio–(continued)

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2022.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Investor Class	76,692,207	$76,692,207	30,323,935	$30,323,935

Institutional Class	2,919,909,368	2,919,909,368	1,603,290,272	1,603,290,272

Private Investment Class	40	40	-	-

Personal Investment Class	9,945,646	9,945,646	12,737,124	12,737,124

Reserve Class	13	13	-	-

Resource Class	4,816	4,816	-	-

Issued as reinvestment of dividends:
Investor Class	1,038,202	1,038,202	192,005	192,005

Institutional Class	47,030,040	47,030,040	4,139,391	4,139,391

Private Investment Class	416	416	54	54

Personal Investment Class	153,493	153,493	12,693	12,693

Reserve Class	147	147	8	8

Resource Class	35,910	35,910	7,442	7,442

Reacquired:
Investor Class	(21,825,199)	(21,825,199)	(32,532,860)	(32,532,860)

Institutional Class	(1,342,704,150)	(1,342,704,150)	(1,047,452,338)	(1,047,452,338)

Private Investment Class	-	-	(137,873)	(137,873)

Personal Investment Class	(9,788,395)	(9,788,395)	(15,917,700)	(15,917,700)

Resource Class	(1,133,400)	(1,133,400)	(341,518)	(341,518)

Net increase in share activity	1,679,359,154	$1,679,359,154	554,320,635	$554,320,635

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Premier	$1,000.00	$1,014.40	$5.24	$1,019.59	$5.26	1.05%
Portfolio

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13	(a) (1)	Not applicable.

13	(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13	(a) (3)	Not applicable.

13	(a) (4)	Not applicable.

13	(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 3, 2023